Income taxes	12 Months Ended
Dec. 31, 2024
Income taxes [Abstract]
Income taxes
21.

Income taxes
A.

Significant components of deferred tax assets and liabilities
Recognized in earnings As at December 31
2024 2023 2024 2023
Assets
Property, plant and equipment $ (41,454) $ 67,736 $ 475,008 $ 515,872
Provision for reclamation (11,237) (4,157) 188,422 199,659
Inventories (4,979) 3,292 6,561 11,540
Foreign exploration and development (398) (51) 2,191 2,589
Income tax losses (gains) (8,108) (141,907) 85,668 93,776
Defined benefit plan actuarial losses - - 5,233 4,279
Long-term investments and other 14,880 (17,704) 80,048 65,145
Deferred tax assets (51,296) (92,791) 843,131 892,860
Liabilities
Property, plant and equipment - - - -
Inventories - - - -
Deferred tax liabilities - - - -
Net deferred tax asset (liability) $ (51,296) $ (92,791) $ 843,131 $ 892,860
Deferred tax allocated as 2024 2023
Deferred tax assets $ 843,131 $ 892,860
Deferred tax liabilities - -
Net deferred tax asset

$ 843,131 $ 892,860
Cameco has recorded a deferred tax asset of $ 843,131,000

(2023 - $
892,860,000 ). The realization of this deferred tax asset is dependent upon the generation of future taxable income in certain jurisdictions during the periods in which the Company’s deferred tax assets are available. The Company considers whether it is probable that all or a portion of the deferred tax assets will not be realized. In making this assessment, management considers all available evidence, including recent financial operations, projected future taxable income and tax planning strategies. Based on projections of future taxable income over the periods in which the deferred tax assets are available, realization of these deferred tax assets is probable and consequently the deferred tax assets have been recorded.
B.

Movement in net deferred tax assets and liabilities
2024 2023
Deferred tax asset at beginning of year $ 892,860 $ 984,071
Expense for the year in net earnings (51,296) (92,791)
Recovery for the year in other comprehensive income 969 1,581
Effect of movements in exchange rates 598 (1)
End of year $ 843,131 $ 892,860
C.

Significant components of unrecognized deferred tax assets
2024 2023
Income tax losses $ 379,695 $ 357,148
Property, plant and equipment 2,496 2,299
Provision for reclamation 81,984 68,038
Long-term investments and other 162,278 127,420
Total $ 626,453 $ 554,905
D.

Tax rate reconciliation
The provision for income taxes differs from the amount computed by applying the combined expected federal and provincial income tax rate to earnings before income taxes. The reasons for these differences are as follows:
2024 2023
Earnings before income taxes $ 256,716 $ 487,153
Combined federal and provincial tax rate 26.9% 26.9%
Computed income tax expense 69,057 131,044
Increase (decrease) in taxes resulting from:
Difference between Canadian rates and rates
applicable to subsidiaries in other countries (4,482) 2,990
Change in unrecognized deferred tax assets 75,923 16,759
Non-taxable portion of capital loss 6,775 -
Loss (Income) in equity-accounted investees (60,343) (41,519)
Change in uncertain tax positions - (9,331)
Other taxes 15,453 11,709
Foreign exchange permanent differences (14,939) 12,044
Other permanent differences (2,570) 2,641
Income tax expense $ 84,874 $ 126,337
E.

Earnings and income taxes by jurisdiction
2024 2023
Earnings (loss) before income taxes
Canada $ 401,080 $ 562,139
Foreign (144,364) (74,986)
$ 256,716 $ 487,153
Current income taxes
Canada $ 24,149 $ 26,230
Foreign 9,429 7,316
$ 33,578 $ 33,546
Deferred income taxes (recovery)
Canada $ 39,115 $ 104,885
Foreign 12,181 (12,094)
$ 51,296 $ 92,791
Income tax expense $ 84,874 $ 126,337
Cameco has operations in countries where the global minimum top-up tax has been enacted or substantively enacted effective
January 1, 2024, including: Canada, Australia, Barbados, Germany, Luxembourg, Switzerland and the United Kingdom. The
exposure is currently only in Switzerland, as all other constituent entities have effective tax rates higher than 15% and the transitional safe harbour rules are expected to be met. As a result of this exposure, additional income tax expense of
$ 4,005,000

(2023 - $
0 ) has been recorded relating to the profits earned in Switzerland.
F.

Reassessments
Canada
On February 18, 2021, the Supreme Court of Canada (Supreme Court) dismissed Canada Revenue Agency’s (CRA)
application for leave to appeal the June 26, 2020 decision of the Federal Court of Appeal (Court of Appeal). The dismissal means that the dispute for the 2003, 2005 and 2006 tax years is fully and finally resolved in the Company’s favour.
In September 2018, the Tax

Court of Canada (Tax Court) ruled that the marketing and trading structure involving foreign subsidiaries, as well as the related transfer pricing methodology used for certain intercompany uranium sales and purchasing agreements, were in full compliance with Canadian law for the tax years in question. Management believes the principles in the decision apply to all subsequent tax years, and that the ultimate resolution of those years will not be material to Cameco’s financial position, results of operations or liquidity in the year(s) of resolution.
As CRA continues to pursue reassessments for tax years subsequent to 2006, Cameco is utilizing its appeal rights under
Canadian federal and provincial tax rules.
G.

Income tax losses
At December 31, 2024, income tax losses carried forward of $ 1,827,706,000

(2023 - $
1,760,518,000 ) are available to reduce
taxable income. These losses expire as follows:
Date of expiry Canada US
Other

Total
2026 $ - $ - $ 15,543 $ 15,543
2027 - - 295 295
2028 - - 120 120
2029 47 - 13,393 13,440
2030 - - 2,145 2,145
2031 - 23,100 42,681 65,781
2032 272 24,879 - 25,151
2033 - 38,240 - 38,240
2034 - 17,748 4,476 22,224
2035 - 8,089 7,425 15,514
2036 - 49,475 5,849 55,324
2037 27 37,059 3,064 40,150
2038 - - 328 328
2039 66 - 143 209
2040 37 - 372 409
2041 77 - 166 243
2042 49 - - 49
2043 71 - - 71
2044 56 - - 56
No expiry - 511,655 1,020,759 1,532,414
$ 702 $ 710,245 $ 1,116,759 $ 1,827,706
Included in the table above is $ 1,542,137,000

(2023 - $
1,447,529,000 ) of temporary differences related to loss carry forwards where no future benefit has been recognized.